Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in standard warranty liability
Beginning Balance	$ 118	$ 152
Current period accruals	111	121
Accrual adjustments to reflect experience	(1)	(32)
Charges incurred	(115)	(123)
Ending Balance	$ 113	$ 118